STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.2%
Automobiles & Components - 2.2%
Tesla	35,978	[a]	38,769,893
Banks - 5.5%
First Horizon	1,461,553		34,331,880
JPMorgan Chase & Co.	258,934		35,297,883
The PNC Financial Services Group	146,303		26,985,588
			96,615,351
Capital Goods - 9.5%
AMETEK	192,402		25,624,098
Howmet Aerospace	497,299		17,872,926
Ingersoll Rand	770,176		38,778,362
Rockwell Automation	76,366		21,384,771
Roper Technologies	56,047		26,467,075
Trane Technologies	228,831		34,942,494
			165,069,726
Consumer Services - 1.3%
Booking Holdings	9,750	[a]	22,897,387
Diversified Financials - 2.8%
BlackRock	37,576		28,714,452
The Goldman Sachs Group	63,111		20,832,941
			49,547,393
Energy - 6.6%
EQT	1,393,628		47,954,739
Hess	386,101		41,328,251
Valero Energy	260,273		26,428,120
			115,711,110
Food & Staples Retailing - 1.4%
Walmart	167,081		24,881,703
Food, Beverage & Tobacco - 2.2%
PepsiCo	228,072		38,174,691
Health Care Equipment & Services - 4.6%
Edwards Lifesciences	254,049	[a]	29,906,648
Intuitive Surgical	89,901	[a]	27,121,334
Medtronic	213,129		23,646,663
			80,674,645
Insurance - 2.9%
Chubb	123,854		26,492,371
The Progressive	209,549		23,886,491
			50,378,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.2% (continued)
Materials - 4.7%
Alcoa	655,558		59,019,887
FMC	177,269		23,323,282
			82,343,169
Media & Entertainment - 7.7%
Alphabet, Cl. C	39,239	[a]	109,594,134
The Walt Disney Company	176,149	[a]	24,160,597
			133,754,731
Pharmaceuticals Biotechnology & Life Sciences - 10.1%
AbbVie	274,468		44,494,007
Danaher	134,674		39,503,924
Eli Lilly & Co.	170,806		48,913,714
Seagen	116,181	[a]	16,735,873
Zoetis	136,136		25,673,888
			175,321,406
Retailing - 7.0%
Amazon.com	25,095	[a]	81,808,445
National Vision Holdings	456,708	[a]	19,898,768
The TJX Companies	333,562		20,207,186
			121,914,399
Semiconductors & Semiconductor Equipment - 7.1%
Applied Materials	199,578		26,304,380
NVIDIA	269,335		73,490,748
Qualcomm	160,487		24,525,623
			124,320,751
Software & Services - 11.8%
Ansys	45,136	[a]	14,337,450
Block	137,147	[a]	18,597,133
Microsoft	408,734		126,016,780
Salesforce	133,716	[a]	28,390,581
Visa, Cl. A	87,167	[b]	19,331,026
			206,672,970
Technology Hardware & Equipment - 9.2%
Apple	820,511		143,269,426
Zebra Technologies, Cl. A	41,298	[a]	17,084,983
			160,354,409
Transportation - 1.6%
Union Pacific	104,446		28,535,692
Utilities - 2.0%
NextEra Energy	407,865		34,550,244
Total Common Stocks (cost $927,245,040)			1,750,488,532

	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,631,098)	0.31	11,631,098	[c]	11,631,098
Total Investments (cost $938,876,138)		100.9%		1,762,119,630
Liabilities, Less Cash and Receivables		(.9%)		(15,321,178)
Net Assets		100.0%		1,746,798,452

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $19,137,642 and the value of the collateral was $19,712,547, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,750,488,532	-	-	1,750,488,532
Investment Companies	11,631,098	-	-	11,631,098

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2022, accumulated net unrealized appreciation on investments was $823,243,492, consisting of $853,619,883 gross unrealized appreciation and $30,376,391 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.